Stock Warrants	9 Months Ended
Sep. 30, 2023
Stock Warrants
Stock Warrants

8. Stock Warrants

The Company has the following warrants outstanding:

	September 30,	December 31,
	2023	2022
Equity Classified Warrants
OneMedNet Warrants	613,848	613,848
Convertible Promissory Note Warrants	3,606,000	2,056,000
Total	4,219,848	2,669,848

Legacy ONMD Warrants

In 2021, there were 174,102 Legacy ONMD outstanding common stock warrants issued to directors for service at a weighted average exercise price of $0.10. In 2022 for the exercise price of $1.00, Legacy ONMD issued 145,746 warrants to directors for 2021 service and 294,000 warrants for 2022 service. The OneMedNet Warrants are equity-classified and accounted for in accordance with ASC 718. ASC 718 requires the use of the “fair-value-based method” for measuring the value of stock-based compensation. In applying “fair-value-based method” (absent identical or similar instruments) companies are required to use an option-pricing model, adjusted to accommodate the unique characteristics of the employee stock options. ASC 718’s measurement objective is to determine the fair value of stock-based compensation at the grant date assuming that employees and Board of Directors members fulfill the award’s vesting conditions (if applicable) and will retain the award. The fair value of an award is the cost to the Company for granting the award and should reflect the estimated value of the instruments that the company would be obligated to provide to an employee or Board of Director member when the employee or the Board of Director member has satisfied the service conditions. This resulted in in an expense of $0 and $1.2 million for the nine months ended September 31, 2023 and 2022.

Convertible Promissory Notes Warrants

In connection with the convertible promissory notes described in Note 4, the Company issued stock warrants. In 2022, there were 2,056,000 warrants issued in connection with the Notes. As of September 30, 2023, there were 3,606,000 in warrants issued in connection with the Notes. The expiration date of the warrant is the earliest of (1) the expiration of five-year period following the date of issuance, (2) the closing of a firm commitment underwritten public offering of the Company’s Common Stock; (3) the closing of a sale of the Company. The Convertible Promissory Note Warrants are classified as equity in accordance with ASC 815. The Company has elected to measure the Notes using the fair value option under ASC 825 discussed in Note 2. The Company determined that the fair value of the combined instrument significantly exceeds the proceeds received, therefore, the Company concluded that the warrants are most accurately portrayed as an issuance cost related to the convertible promissory notes. This resulted in an expense of $8.4 million and $5.7 million being allocated to the Convertible Promissory Notes Warrants during the nine months ended September 30, 2023 and 2022, respectively, which is classified as stock warrant expense in the consolidated statements of operations.